INTEREST INCOME (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Cash and cash equivalents	$ 86,643.0		$ 72,126.2	$ 49,740.0
Financial assets at amortized cost	10,182.8		8,458.2	6,363.7
Financial assets at FVTOCI	7,301.5		6,629.0	4,190.2
Government grants receivable	1,611.8		0.0	0.0
Interest Income	$ 105,739.1	$ 3,370.7	$ 87,213.4	$ 60,293.9